ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following as of June 30, 2022, and September 30, 2021:

	June 30,	September 30,
	2022	2021
Accounts payable	$3,739,527	$1,147,585

Interest payable	190,515	106,631
Payroll liabilities	20,250	20,250
Other accrued liabilities	5,496,862	307,977
Accrued liabilities	5,707,627	434,858

Accrued royalties	3,316,708	633,463

Total accounts payable and accrued expenses	$12,763,862	$2,215,906

	September 30,	September 30,
	2021	2020
Accounts payable	$1,147,581	$253,677
Interest payable	106,631	166,290
Accrued liabilities	941,440	537,884
Payroll liabilities	20,250	44,855
Total accounts payable and accrued expenses	$2,215,902	$1,002,706